UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2006




ITEM 1. REPORT TO STOCKHOLDERS.
USAA S&P 500 INDEX FUND - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2006

[LOGO OF USAA]
   USAA(R)

                          USAA S&P 500 INDEX Fund

                                          [GRAPHIC OF USAA S&P 500 INDEX FUND]

        A n n u a l  R e p o r t

--------------------------------------------------------------------------------
   DECEMBER 31, 2006

       ------------------------------------------------------------------

                    IRA DISTRIBUTION WITHHOLDING DISCLOSURE

       We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at (800) 531-8448.

       If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

       For more specific information, please consult your tax adviser.

       ------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGER'S COMMENTARY                                                          4

FUND RECOGNITION                                                              6

INVESTMENT OVERVIEW                                                           7

SHAREHOLDER VOTING RESULTS                                                   12

FINANCIAL INFORMATION

   Distributions to Shareholders                                             14

   Report of Independent Registered
      Public Accounting Firm                                                 15

   Portfolio of Investments                                                  16

   Notes to Portfolio of Investments                                         37

   Financial Statements                                                      38

   Notes to Financial Statements                                             41

EXPENSE EXAMPLE                                                              55

TRUSTEES' AND OFFICERS' INFORMATION                                          57

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. ALL RIGHTS RESERVED.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                "

[PHOTO OF CHRISTOPHER W. CLAUS]    NO ASSET CLASS OUTPERFORMS OR
                                   UNDERPERFORMS ALL OF THE TIME.

                                                "

                                                                    January 2007
--------------------------------------------------------------------------------

On the surface, 2006 was an exceptionally strong year. The equity markets, for example, were considerably higher. But when you study what happened in 2006, you learn some interesting things that could also provide reason for caution.

Consider first the more than 3-to-1 margin by which large-cap value stocks beat large-cap growth stocks in 2006 (for the year ended December 31, 2006, a total return of 18.28% for the Lipper Large-Cap Value Funds Index versus a return of 4.72% for the Lipper Large-Cap Growth Funds Index). A difference of this magnitude is unusual in a single year, and it reminds me of the saying "The first shall be last and the last shall be first." No asset class or investment style outperforms or underperforms all of the time, and last year's poorer performers could potentially become this year's winners. Yes, value was certainly the place to be in 2006, but I would not be surprised to see the re-emergence of growth in 2007.

Another phenomenon worthy of note: the stock market's "junk rally." For much of the year, lower-quality, riskier stocks outperformed higher-quality companies. The higher reward potential of these issues attracted investors, who then bid up prices. Other reasons for investor exuberance may be the relatively low interest rates, slower - but still solid - economic activity, and, to some extent, investors' complacency about risk. Nonetheless, a junk rally is unsustainable over the long term. Eventually, risk will regain its position in the risk-reward equation, and the prices of riskier issues could fall.

For index investors, market anomalies can sometimes produce good returns. Unlike actively managed investments, the composition of an index fund never changes because of market trends or company-specific fundamentals. These funds have historically performed much like the underlying index. In 2006, this meant that many index investors fully participated in the equity rally. However, it also means that when market anomalies correct themselves, active managers tend to perform better. Diversification and low expenses are two of the most

 . . . C O N T I N U E D
========================--------------------------------------------------------

compelling reasons for investing in an index fund, and to maximize an index fund's long-term return potential, patience is essential.

Patience is also an important attribute in total return investing. The USAA Total Return Strategy Fund(R) is an investment discipline that tends to do well when stock market technicals are healthy, and they were not for most of 2006. (Investors use market technicals to try to identify advantageous moments to buy and sell stock.) However, this fund continues to offer a diversified strategy with the objective of earning a strong return relative to the S&P 500 Index accompanied by less risk, which has the potential to reward patient investors over multiple market cycles.

Rest assured that in the year ahead, all of us at USAA will continue working hard for you. Thank you for your business. It is a privilege to help you with your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category. o The Lipper Large-Cap Value Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Value Funds category.

THE TOTAL RETURN STRATEGY FUND MAY CHANGE THE ALLOCATION OF ITS PORTFOLIO HOLDINGS REGULARLY, WHICH MAY RESULT IN A HIGHER PROPORTION OF CAPITAL GAINS AND A LOWER RETURN. THE FUND UTILIZES A FOCUSED INVESTMENT STRATEGY, WHICH MAY INCREASE THE VOLATILITY OF THE FUND'S INVESTMENT RESULTS. THERE IS NO ASSURANCE THAT THE FUND'S OBJECTIVES WILL BE ACHIEVED.

Index products incur fees and expenses and may not always be invested in all securities of the index the fund attempts to mirror. It is not possible to invest directly in an index.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM DURING 2006?

         The USAA S&P 500 Index Fund closely tracked its benchmark, the S&P 500 Index, for the year ended December 31, 2006. The Fund produced a return of 15.54% (Member Shares) and 15.71% (Reward Shares) for the period, as compared to 15.78% for the benchmark. The broad-based S&P 500 Index is a group of large-company stocks that is not available for direct investment.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

         U.S. equity markets posted gains across the board in 2006. Oil prices and interest rates continued to dominate the headlines. The Federal Reserve Board swore in its new chairman, Ben Bernanke, during the first quarter of 2006 and increased interest rates in both the first and second quarters before halting its tightening policy of the federal funds rate during the third quarter. (The federal funds rate was set at 5.25% during the second quarter and remained unchanged for the remainder of 2006.) After reaching a high of $77.03 per barrel during the third quarter of 2006, oil prices retreated into the low $60s by the end of 2006.

HOW DID SECTOR WEIGHTINGS CONTRIBUTE TO PERFORMANCE DURING THE PERIOD?

         Large-cap stocks, as represented by the S&P 500 Index, returned 6.69% during the fourth quarter. Large-cap stocks slightly underperformed mid-cap stocks, as measured by the S&P Midcap 400 Index, which returned 6.99%. Small-cap stocks

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-36.

         REFER TO PAGE 8 FOR BENCHMARK DEFINITION.

         THE S&P MIDCAP 400 INDEX CONSISTS OF 400 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         outperformed mid- and large-cap stocks, as the Russell 2000 Index posted a total return of 8.90% for the quarter.

         All sectors of the index posted positive results for the fourth quarter. The materials sector was the top performer, with a return of 11.44%, followed by the energy sector, with a return of 11.17%. Financials and information technology, which dominated the index with weightings of 22.27% and 15.14%, respectively, also posted healthy returns. The financials sector gained 7.04%, and the information tech sector advanced 6.12%. Health care was the quarter's worst-performing sector, returning 1.41%.

WHAT INVESTMENT STRATEGIES ARE YOU PURSUING IN THE FUND?

         As managers of an index fund that seeks to replicate as closely as possible (before deduction of fees and expenses) the broad diversification and returns of the S&P 500 Index, we don't manage the Fund according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets as we seek to closely track the performance of the index. Thank you for your support, and we will continue to work hard on your behalf.

         THE RUSSELL 2000 INDEX CONSISTS OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX AND IS A WIDELY RECOGNIZED SMALL-CAP INDEX. THE RUSSELL 3000 INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET.

6

 F U N D
=============-------------------------------------------------------------------
              RECOGNITION

USAA S&P 500 INDEX FUND

                             [LOGO OF LIPPER LEADER
                                     EXPENSE]

The Fund's Member and Reward shares are listed as a Lipper Leader for Expense among 163 funds within the Lipper S&P 500 Index Funds category for the overall period ending December 31, 2006.

[LOGO OF LIPPER LEADER     [LOGO OF LIPPER LEADER    [LOGO OF LIPPER LEADER
     TOTAL RETURN]           CONSISTENT RETURN]           PRESERVATION]

The Fund's Reward Shares are listed as a Lipper Leader for Total Return and Consistent Return among 163 and 159 funds, respectively, within the Lipper S&P 500 Index Funds category, and for Preservation among 8,429 equity funds, for the overall period ending December 31, 2006. The Fund's Reward Shares received a Lipper Leader rating for Total Return among 163 funds for the three-year period. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers.

LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF DECEMBER 31, 2006. LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF DECEMBER 31, 2006. LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS AS OF DECEMBER 31, 2006. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED-EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, EXPENSE, AND PRESERVATION METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. THE FUND'S MEMBER AND REWARD SHARES RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 163 FUNDS FOR THE THREE-YEAR PERIOD, AND ITS MEMBER SHARES RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 146 FUNDS FOR THE FIVE-YEAR PERIOD AND A SCORE OF 2 AMONG 56 FUNDS FOR THE 10-YEAR PERIOD. THE FUND'S REWARD SHARES RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 159 FUNDS AND FOR EXPENSE AMONG 163 FUNDS FOR THE THREE-YEAR PERIOD. THE FUND'S REWARD SHARES RECEIVED A LIPPER LEADER RATING FOR PRESERVATION AMONG 8,429 EQUITY FUNDS FOR THE THREE-YEAR PERIOD. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA S&P 500 INDEX FUND

OBJECTIVE
--------------------------------------------------------------------------------

         Seeks to match, before fees and expenses, the performance of the S&P 500 Index.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Normally, at least 80% of the Fund's assets will be invested in the stocks of companies composing the S&P 500 Index.

MEMBER SHARES (Ticker Symbol: USSPX)

--------------------------------------------------------------------------------
                                         12/31/06                   12/31/05
--------------------------------------------------------------------------------
Net Assets                            $2,248.7 Million          $2,292.6 Million
Net Asset Value Per Share                  $21.24                    $18.70

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06
--------------------------------------------------------------------------------

1 YEAR                              5 YEARS                             10 YEARS
15.54%                              5.91%                               8.18%

REWARD SHARES (Ticker Symbol: USPRX)

--------------------------------------------------------------------------------
                                         12/31/06                   12/31/05
--------------------------------------------------------------------------------
Net Assets                            $952.1 Million             $507.0 Million
Net Asset Value Per Share                 $21.25                    $18.70

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06
--------------------------------------------------------------------------------

1 YEAR                                       SINCE INCEPTION ON 5/01/02
15.71%                                                 7.67%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION
         OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE PERFORMANCE DATA EXCLUDES THE IMPACT
         OF A $10 ACCOUNT MAINTENANCE FEE THAT IS ASSESSED ON ACCOUNTS OF LESS THAN $10,000. PERFORMANCE OF MEMBER SHARES WILL VARY FROM REWARD SHARES DUE TO DIFFERENCES IN EXPENSES.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                  CUMULATIVE PERFORMANCE COMPARISON

             [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                     USAA S&P 500 INDEX
                          S&P 500 INDEX             FUND - MEMBER SHARES
                          -------------             --------------------
12/31/96                   $10,000.00                    $10,000.00
 1/31/97                    10,624.42                     10,613.66
 2/28/97                    10,707.83                     10,700.09
 3/31/97                    10,268.68                     10,249.68
 4/30/97                    10,881.16                     10,865.88
 5/31/97                    11,546.41                     11,534.15
 6/30/97                    12,059.72                     12,046.29
 7/31/97                    13,019.05                     13,004.42
 8/31/97                    12,290.25                     12,272.76
 9/30/97                    12,962.96                     12,943.57
10/31/97                    12,530.52                     12,506.58
11/30/97                    13,110.11                     13,083.40
12/31/97                    13,335.10                     13,302.80
 1/31/98                    13,482.45                     13,460.75
 2/28/98                    14,454.30                     14,417.22
 3/31/98                    15,193.89                     15,154.57
 4/30/98                    15,349.47                     15,295.38
 5/31/98                    15,086.00                     15,031.36
 6/30/98                    15,698.34                     15,638.62
 7/31/98                    15,532.43                     15,479.77
 8/31/98                    13,288.36                     13,246.94
 9/30/98                    14,140.36                     14,101.68
10/31/98                    15,288.77                     15,252.48
11/30/98                    16,215.01                     16,173.12
12/31/98                    17,148.79                     17,110.09
 1/31/99                    17,865.63                     17,793.79
 2/28/99                    17,310.46                     17,243.28
 3/31/99                    18,002.85                     17,939.01
 4/30/99                    18,700.00                     18,634.11
 5/31/99                    18,258.91                     18,179.62
 6/30/99                    19,269.46                     19,197.28
 7/31/99                    18,670.40                     18,598.20
 8/31/99                    18,577.97                     18,499.84
 9/30/99                    18,069.31                     18,008.16
10/31/99                    19,212.26                     19,120.77
11/30/99                    19,602.78                     19,506.59
12/31/99                    20,755.73                     20,647.43
 1/31/00                    19,713.04                     19,611.46
 2/29/00                    19,340.27                     19,242.11
 3/31/00                    21,231.08                     21,107.42
 4/30/00                    20,592.56                     20,474.92
 5/31/00                    20,170.41                     20,041.21
 6/30/00                    20,667.17                     20,529.12
 7/31/00                    20,344.35                     20,212.17
 8/31/00                    21,607.31                     21,461.85
 9/30/00                    20,466.88                     20,330.26
10/31/00                    20,379.92                     20,239.46
11/30/00                    18,774.48                     18,641.37
12/31/00                    18,866.59                     18,733.52
 1/31/01                    19,535.55                     19,392.16
 2/28/01                    17,755.41                     17,623.25
 3/31/01                    16,631.23                     16,502.91
 4/30/01                    17,922.62                     17,776.72
 5/31/01                    18,042.85                     17,889.95
 6/30/01                    17,603.87                     17,446.99
 7/31/01                    17,430.51                     17,276.69
 8/31/01                    16,340.42                     16,198.08
 9/30/01                    15,021.00                     14,889.41
10/31/01                    15,307.60                     15,174.28
11/30/01                    16,481.50                     16,332.77
12/31/01                    16,625.97                     16,468.60
 1/31/02                    16,383.48                     16,230.07
 2/28/02                    16,067.45                     15,915.20
 3/31/02                    16,671.80                     16,507.13
 4/30/02                    15,661.48                     15,502.35
 5/31/02                    15,546.50                     15,387.52
 6/30/02                    14,439.51                     14,285.88
 7/31/02                    13,314.22                     13,181.80
 8/31/02                    13,401.38                     13,258.60
 9/30/02                    11,946.37                     11,815.80
10/31/02                    12,996.70                     12,857.52
11/30/02                    13,760.92                     13,609.88
12/31/02                    12,952.91                     12,814.40
 1/31/03                    12,614.24                     12,465.71
 2/28/03                    12,424.69                     12,281.68
 3/31/03                    12,544.99                     12,388.02
 4/30/03                    13,577.84                     13,409.01
 5/31/03                    14,292.54                     14,109.12
 6/30/03                    14,475.11                     14,278.78
 7/31/03                    14,730.45                     14,532.36
 8/31/03                    15,017.16                     14,805.46
 9/30/03                    14,858.15                     14,639.57
10/31/03                    15,698.25                     15,471.92
11/30/03                    15,836.21                     15,599.22
12/31/03                    16,666.15                     16,409.22
 1/31/04                    16,971.99                     16,704.00
 2/29/04                    17,207.82                     16,930.00
 3/31/04                    16,948.24                     16,673.83
 4/30/04                    16,682.54                     16,407.76
 5/31/04                    16,911.02                     16,624.56
 6/30/04                    17,239.75                     16,943.19
 7/31/04                    16,669.23                     16,379.74
 8/31/04                    16,736.03                     16,439.05
 9/30/04                    16,917.33                     16,610.43
10/31/04                    17,175.79                     16,868.41
11/30/04                    17,870.52                     17,543.15
12/31/04                    18,478.44                     18,133.34
 1/31/05                    18,028.04                     17,693.74
 2/28/05                    18,407.21                     18,063.40
 3/31/05                    18,081.60                     17,741.58
 4/30/05                    17,738.83                     17,400.59
 5/31/05                    18,302.76                     17,952.19
 6/30/05                    18,328.98                     17,975.15
 7/31/05                    19,010.32                     18,639.78
 8/31/05                    18,836.96                     18,468.58
 9/30/05                    18,989.45                     18,615.35
10/31/05                    18,672.71                     18,301.89
11/30/05                    19,378.25                     18,989.47
12/31/05                    19,385.08                     18,997.90
 1/31/06                    19,898.34                     19,495.71
 2/28/06                    19,952.17                     19,546.51
 3/31/06                    20,200.47                     19,788.11
 4/30/06                    20,471.54                     20,043.12
 5/31/06                    19,883.08                     19,471.91
 6/30/06                    19,909.47                     19,494.24
 7/31/06                    20,032.19                     19,606.93
 8/31/06                    20,508.10                     20,067.90
 9/30/06                    21,036.25                     20,583.44
10/31/06                    21,721.28                     21,252.07
11/30/06                    22,133.66                     21,653.24
12/31/06                    22,444.10                     21,949.25

                          [END CHART]

         DATA FROM 12/31/96 THROUGH 12/31/06.

         The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Member Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

         'STANDARD & POOR'S(R)', 'S&P(R)', 'S&P 500(R)', 'STANDARD & POOR'S 500', AND '500' ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR OUR USE. THE USAA S&P 500 INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE USAA S&P 500 INDEX FUND. o INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

             CUMULATIVE PERFORMANCE COMPARISON

        [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                             USAA S&P 500 INDEX
                    S&P 500 INDEX           FUND - REWARD SHARES
                    -------------           --------------------
  4/30/02            $10,000.00                  $10,000.00
  5/31/02              9,926.59                    9,834.86
  6/30/02              9,219.76                    9,132.62
  7/31/02              8,501.25                    8,426.81
  8/31/02              8,556.91                    8,482.04
  9/30/02              7,627.87                    7,559.41
 10/31/02              8,298.51                    8,225.87
 11/30/02              8,786.48                    8,707.21
 12/31/02              8,270.55                    8,200.15
  1/31/03              8,054.31                    7,977.01
  2/28/03              7,933.28                    7,859.25
  3/31/03              8,010.09                    7,935.34
  4/30/03              8,669.58                    8,582.61
  5/31/03              9,125.92                    9,030.72
  6/30/03              9,242.49                    9,144.24
  7/31/03              9,405.53                    9,306.64
  8/31/03              9,588.59                    9,481.53
  9/30/03              9,487.07                    9,379.66
 10/31/03             10,023.48                    9,912.95
 11/30/03             10,111.57                    9,994.52
 12/31/03             10,641.49                   10,518.03
  1/31/04             10,836.78                   10,706.98
  2/29/04             10,987.35                   10,858.13
  3/31/04             10,821.61                   10,692.00
  4/30/04             10,651.96                   10,521.38
  5/31/04             10,797.84                   10,660.40
  6/30/04             11,007.74                   10,871.11
  7/31/04             10,643.46                   10,509.59
  8/31/04             10,686.11                   10,547.64
  9/30/04             10,801.88                   10,661.87
 10/31/04             10,966.90                   10,821.09
 11/30/04             11,410.50                   11,260.56
 12/31/04             11,798.66                   11,640.03
  1/31/05             11,511.07                   11,357.84
  2/28/05             11,753.18                   11,595.13
  3/31/05             11,545.27                   11,389.20
  4/30/05             11,326.41                   11,176.74
  5/31/05             11,686.48                   11,530.84
  6/30/05             11,703.23                   11,541.98
  7/31/05             12,138.27                   11,975.21
  8/31/05             12,027.57                   11,865.29
  9/30/05             12,124.94                   11,956.26
 10/31/05             11,922.70                   11,754.93
 11/30/05             12,373.19                   12,203.05
 12/31/05             12,377.55                   12,205.16
  1/31/06             12,705.27                   12,524.98
  2/28/06             12,739.64                   12,557.61
  3/31/06             12,898.19                   12,715.75
  4/30/06             13,071.27                   12,886.17
  5/31/06             12,695.53                   12,512.56
  6/30/06             12,712.38                   12,530.42
  7/31/06             12,790.74                   12,609.44
  8/31/06             13,094.61                   12,905.74
  9/30/06             13,431.84                   13,240.27
 10/31/06             13,869.24                   13,670.15
 11/30/06             14,132.54                   13,928.08
 12/31/06             14,330.77                   14,122.06

                          [END CHART]

         DATA FROM 4/30/02* THROUGH 12/31/06.

         The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Reward Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

         *THE PERFORMANCE OF THE S&P 500 INDEX IS CALCULATED FROM THE END OF
          THE MONTH, APRIL 30, 2002, WHILE THE REWARD SHARES WERE INTRODUCED ON MAY 1, 2002. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

10

 P O R T F O L I O
===================-------------------------------------------------------------
                    HIGHLIGHTS

------------------------------------------------------
                 TOP 10 EQUITY HOLDINGS
                   (% of Net Assets)
------------------------------------------------------

Exxon Mobil Corp.                                3.5%

General Electric Co.                             3.0%

Citigroup, Inc.                                  2.1%

Microsoft Corp.                                  2.0%

Bank of America Corp.                            1.9%

Procter & Gamble Co.                             1.6%

Johnson & Johnson                                1.5%

Pfizer, Inc.                                     1.5%

Altria Group, Inc.                               1.4%

American International Group, Inc.               1.4%

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-36.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                SECTOR ALLOCATION*
                    12/31/2006

        [PIE CHART OF SECTOR ALLOCATION]

Financials                                21.9%
Information Technology                    14.9%
Health Care                               11.9%
Industrials                               10.7%
Consumer Discretionary                    10.5%
Energy                                     9.7%
Consumer Staples                           9.1%
Telecommunication Services                 3.5%
Utilities                                  3.5%
Materials                                  2.9%

                [END CHART]

         *EXCLUDES MONEY MARKET INSTRUMENTS.

          PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

12

 S H A R E H O L D E R
=======================---------------------------------------------------------
                        Voting RESULTS

         On July 19, 2006, a meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 26, 2006, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

         The following proposals and voting results pertain to one or more series within USAA Mutual Fund, Inc. (the Company). Votes shown for Proposal 1 are for the entire series of the Company. Votes shown for Proposal 2 are for the USAA S&P 500 Index Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

         Re-election of the Funds' Board of Directors.

         NUMBER OF SHARES VOTING

         -----------------------------------------------------------------------
              TRUSTEES                       FOR                 VOTES WITHHELD
         -----------------------------------------------------------------------
         Richard A. Zucker               3,210,416,576            101,025,630
         Barbara B. Dreeben              3,205,552,151            105,890,055
         Robert L. Mason, Ph.D.          3,210,691,692            100,750,514
         Michael F. Reimherr             3,212,057,600             99,384,606
         Christopher W. Claus            3,209,754,156            101,688,050

PROPOSAL 2 (MEMBER SHARES)
--------------------------------------------------------------------------------

         Approval of a reorganization plan for the Fund.

         NUMBER OF SHARES VOTING

         ---------------------------------------------------------------------
            FOR            AGAINST         ABSTAIN           BROKER NON-VOTE*
         ---------------------------------------------------------------------
         72,526,678       1,819,961       1,576,470            4,566,707

 . . . C O N T I N U E D
========================--------------------------------------------------------

PROPOSAL 2 (REWARD SHARES)
--------------------------------------------------------------------------------

         Approval of a reorganization plan for the Fund.

         NUMBER OF SHARES VOTING

         ---------------------------------------------------------------------
            FOR           AGAINST         ABSTAIN           BROKER NON-VOTE*
         ---------------------------------------------------------------------
         24,800,321       303,060         401,210              2,422,275

         *Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

14

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA S&P 500 INDEX FUND

         The following federal tax information related to the Fund's fiscal year ended December 31, 2006, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2007.

         100% of ordinary income distributions qualify for the dividends received deductions eligible to corporations.

         For the tax year ended December 31, 2006, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

         For the fiscal year ended December 31, 2006, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $861,000 as qualifying interest income.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
USAA S&P 500 INDEX FUND:

We have audited the accompanying statement of assets and liabilities of the USAA S&P 500 Index Fund (a portfolio of USAA Mutual Funds Trust) (the "Fund"), including the portfolio of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA S&P 500 Index Fund at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 15, 2007

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA S&P 500 INDEX FUND
DECEMBER 31, 2006

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               COMMON STOCKS (98.6%)

               CONSUMER DISCRETIONARY (10.5%)
               ------------------------------
               ADVERTISING (0.2%)
   103,900     Interpublic Group of Companies, Inc.*                               $    1,272
    42,400     Omnicom Group, Inc.                                                      4,432
                                                                                   ----------
                                                                                        5,704
                                                                                   ----------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
    91,000     Coach, Inc.*                                                             3,909
    27,539     Jones Apparel Group, Inc.                                                  921
    23,700     Liz Claiborne, Inc.                                                      1,030
    22,300     VF Corp.                                                                 1,830
                                                                                   ----------
                                                                                        7,690
                                                                                   ----------
               APPAREL RETAIL (0.3%)
   133,000     Gap, Inc.                                                                2,593
    83,900     Limited Brands, Inc.                                                     2,428
   111,000     TJX Companies, Inc.                                                      3,166
                                                                                   ----------
                                                                                        8,187
                                                                                   ----------
               AUTO PARTS & EQUIPMENT (0.1%)
    47,400     Johnson Controls, Inc.                                                   4,073
                                                                                   ----------

               AUTOMOBILE MANUFACTURERS (0.2%)
   456,900     Ford Motor Co.                                                           3,431
   139,700     General Motors Corp.                                                     4,292
                                                                                   ----------
                                                                                        7,723
                                                                                   ----------
               AUTOMOTIVE RETAIL (0.1%)
    38,363     AutoNation, Inc.*                                                          818
    13,600     AutoZone, Inc.*                                                          1,571
                                                                                   ----------
                                                                                        2,389
                                                                                   ----------
               BROADCASTING & CABLE TV (1.3%)
   192,900     CBS Corp. "B"                                                            6,015
   122,600     Clear Channel Communications, Inc.                                       4,357
   517,094     Comcast Corp. "A"*                                                      21,889
   192,200     DIRECTV Group, Inc.*                                                     4,793
    20,900     E.W. Scripps Co. "A"                                                     1,044
    59,800     Univision Communications, Inc. "A"*                                      2,118
                                                                                   ----------
                                                                                       40,216
                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2006

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               CASINOS & GAMING (0.2%)
    47,200     Harrah's Entertainment, Inc.                                        $    3,905
    83,796     International Game Technology, Inc.                                      3,871
                                                                                   ----------
                                                                                        7,776
                                                                                   ----------
               COMPUTER & ELECTRONICS RETAIL (0.2%)
    99,250     Best Buy Co., Inc.                                                       4,882
    37,000     Circuit City Stores, Inc.                                                  702
    32,900     RadioShack Corp.                                                           552
                                                                                   ----------
                                                                                        6,136
                                                                                   ----------
               CONSUMER ELECTRONICS (0.1%)
    16,200     Harman International Industries, Inc.                                    1,619
                                                                                   ----------
               DEPARTMENT STORES (0.7%)
    15,900     Dillard's, Inc. "A"                                                        556
   132,702     Federated Department Stores, Inc.                                        5,060
    55,400     J.C. Penney Co., Inc.                                                    4,286
    80,900     Kohl's Corp.*                                                            5,536
    54,300     Nordstrom, Inc.                                                          2,679
    20,585     Sears Holdings Corp.*                                                    3,457
                                                                                   ----------
                                                                                       21,574
                                                                                   ----------
               DISTRIBUTORS (0.1%)
    41,900     Genuine Parts Co.                                                        1,987
                                                                                   ----------
               EDUCATION SERVICES (0.0%)(c)
    35,900     Apollo Group, Inc. "A"*                                                  1,399
                                                                                   ----------
               FOOTWEAR (0.1%)
    48,200     NIKE, Inc. "B"                                                           4,773
                                                                                   ----------

               GENERAL MERCHANDISE STORES (0.5%)
    26,100     Big Lots, Inc.*                                                            598
    76,400     Dollar General Corp.                                                     1,227
    38,600     Family Dollar Stores, Inc.                                               1,132
   212,100     Target Corp.                                                            12,100
                                                                                   ----------
                                                                                       15,057
                                                                                   ----------
               HOME FURNISHINGS (0.0%)(c)
    44,600     Leggett & Platt, Inc.                                                    1,066
                                                                                   ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2006

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               HOME IMPROVEMENT RETAIL (1.1%)
   507,200     Home Depot, Inc.                                                    $   20,369
   380,300     Lowe's Companies, Inc.                                                  11,847
    28,300     Sherwin-Williams Co.                                                     1,799
                                                                                   ----------
                                                                                       34,015
                                                                                   ----------
               HOMEBUILDING (0.2%)
    29,300     Centex Corp.                                                             1,649
    66,700     D.R. Horton, Inc.                                                        1,767
    19,000     KB Home                                                                    974
    32,800     Lennar Corp. "A"                                                         1,721
    52,600     Pulte Homes, Inc.                                                        1,742
                                                                                   ----------
                                                                                        7,853
                                                                                   ----------
               HOMEFURNISHING RETAIL (0.1%)
    72,300     Bed Bath & Beyond, Inc.*                                                 2,754
                                                                                   ----------
               HOTELS, RESORTS, & CRUISE LINES (0.6%)
   108,200     Carnival Corp.                                                           5,307
    98,000     Hilton Hotels Corp.                                                      3,420
    82,800     Marriott International, Inc. "A"                                         3,951
    54,400     Starwood Hotels & Resorts Worldwide, Inc.                                3,400
    50,862     Wyndham Worldwide Corp.*                                                 1,629
                                                                                   ----------
                                                                                       17,707
                                                                                   ----------
               HOUSEHOLD APPLIANCES (0.1%)
    19,400     Black & Decker Corp.                                                     1,551
    12,800     Snap-On, Inc.                                                              610
    19,800     Stanley Works                                                              996
    20,193     Whirlpool Corp.                                                          1,676
                                                                                   ----------
                                                                                        4,833
                                                                                   ----------
               HOUSEWARES & SPECIALTIES (0.2%)
    35,800     Fortune Brands, Inc.                                                     3,057
    70,500     Newell Rubbermaid, Inc.                                                  2,041
                                                                                   ----------
                                                                                        5,098
                                                                                   ----------
               INTERNET RETAIL (0.2%)
    75,398     Amazon.com, Inc.*                                                        2,975
    55,100     IAC/InterActiveCorp*                                                     2,048
                                                                                   ----------
                                                                                        5,023
                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2006

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               LEISURE PRODUCTS (0.1%)
    22,900     Brunswick Corp.                                                     $      731
    38,800     Hasbro, Inc.                                                             1,057
    93,400     Mattel, Inc.                                                             2,116
                                                                                   ----------
                                                                                        3,904
                                                                                   ----------
               MOTORCYCLE MANUFACTURERS (0.1%)
    64,800     Harley-Davidson, Inc.                                                    4,566
                                                                                   ----------

               MOVIES & ENTERTAINMENT (1.8%)
   577,300     News Corp. "A"                                                          12,400
 1,000,000     Time Warner, Inc.                                                       21,780
   178,400     Viacom, Inc. "B"*                                                        7,320
   516,421     Walt Disney Co.                                                         17,698
                                                                                   ----------
                                                                                       59,198
                                                                                   ----------
               PHOTOGRAPHIC PRODUCTS (0.1%)
    71,000     Eastman Kodak Co.                                                        1,832
                                                                                   ----------

               PUBLISHING (0.4%)
    14,700     Dow Jones & Co., Inc.                                                      559
    60,500     Gannett Co., Inc.                                                        3,658
    89,100     McGraw-Hill Companies, Inc.                                              6,060
    11,000     Meredith Corp.                                                             620
    34,000     New York Times Co. "A"                                                     828
    47,100     Tribune Co.                                                              1,450
                                                                                   ----------
                                                                                       13,175
                                                                                   ----------
               RESTAURANTS (0.8%)
    33,950     Darden Restaurants, Inc.                                                 1,364
   303,000     McDonald's Corp.                                                        13,432
   187,200     Starbucks Corp.*                                                         6,630
    27,800     Wendy's International, Inc.                                                920
    69,200     Yum! Brands, Inc.                                                        4,069
                                                                                   ----------
                                                                                       26,415
                                                                                   ----------
               SPECIALIZED CONSUMER SERVICES (0.1%)
    80,000     H&R Block, Inc.                                                          1,843
                                                                                   ----------
               SPECIALTY STORES (0.3%)
    71,800     Office Depot, Inc.*                                                      2,741
    18,400     OfficeMax, Inc.                                                            913

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2006

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
   184,700     Staples, Inc.                                                       $    4,931
    34,700     Tiffany & Co.                                                            1,362
                                                                                   ----------
                                                                                        9,947
                                                                                   ----------
               TIRES & RUBBER (0.0%)(c)
    39,200     Goodyear Tire & Rubber Co.*                                                823
                                                                                   ----------
               Total Consumer Discretionary                                           336,355
                                                                                   ----------

               CONSUMER STAPLES (9.1%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
   161,380     Archer-Daniels-Midland Co.                                               5,158
                                                                                   ----------

               BREWERS (0.3%)
   189,900     Anheuser-Busch Companies, Inc.                                           9,343
    11,300     Molson Coors Brewing Co. "B"                                               864
                                                                                   ----------
                                                                                       10,207
                                                                                   ----------
               DISTILLERS & VINTNERS (0.1%)
    20,900     Brown-Forman Corp. "B"                                                   1,384
    48,500     Constellation Brands, Inc. "A"*                                          1,408
                                                                                   ----------
                                                                                        2,792
                                                                                   ----------
               DRUG RETAIL (0.5%)
   200,800     CVS Corp.                                                                6,207
   250,600     Walgreen Co.                                                            11,500
                                                                                   ----------
                                                                                       17,707
                                                                                   ----------
               FOOD DISTRIBUTORS (0.2%)
   152,800     Sysco Corp.                                                              5,617
                                                                                   ----------

               FOOD RETAIL (0.4%)
   182,000     Kroger Co.                                                               4,199
   112,200     Safeway, Inc.                                                            3,877
    52,025     SUPERVALU, Inc.                                                          1,860
    35,900     Whole Foods Market, Inc.                                                 1,685
                                                                                   ----------
                                                                                       11,621
                                                                                   ----------
               HOUSEHOLD PRODUCTS (2.1%)
    35,700     Clorox Co.                                                               2,290
   127,300     Colgate-Palmolive Co.                                                    8,305
   113,800     Kimberly-Clark Corp.                                                     7,733
   788,123     Procter & Gamble Co.                                                    50,653
                                                                                   ----------
                                                                                       68,981
                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2006

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               HYPERMARKETS & SUPER CENTERS (1.1%)
   115,600     Costco Wholesale Corp.                                              $    6,112
   607,700     Wal-Mart Stores, Inc.(g)                                                28,063
                                                                                   ----------
                                                                                       34,175
                                                                                   ----------
               PACKAGED FOODS & MEATS (0.9%)
    54,400     Campbell Soup Co.                                                        2,116
   122,900     ConAgra Foods, Inc.                                                      3,318
    33,500     Dean Foods Co.*                                                          1,416
    87,200     General Mills, Inc.                                                      5,023
    81,900     H.J. Heinz Co.                                                           3,686
    45,100     Hershey Co.                                                              2,246
    62,900     Kellogg Co.                                                              3,149
    31,200     McCormick & Co., Inc.                                                    1,203
   192,700     Sara Lee Corp.                                                           3,282
    62,000     Tyson Foods, Inc. "A"                                                    1,020
    55,250     Wm. Wrigley Jr. Co.                                                      2,857
                                                                                   ----------
                                                                                       29,316
                                                                                   ----------
               PERSONAL PRODUCTS (0.2%)
   110,300     Avon Products, Inc.                                                      3,644
    29,700     Estee Lauder Companies, Inc. "A"                                         1,213
                                                                                   ----------
                                                                                        4,857
                                                                                   ----------
               SOFT DRINKS (1.6%)
   503,500     Coca-Cola Co.                                                           24,294
    74,300     Coca-Cola Enterprises, Inc.                                              1,517
    34,300     Pepsi Bottling Group, Inc.                                               1,060
   405,600     PepsiCo, Inc.                                                           25,370
                                                                                   ----------
                                                                                       52,241
                                                                                   ----------
               TOBACCO (1.5%)
   518,600     Altria Group, Inc.                                                      44,506
    44,000     Reynolds American, Inc.                                                  2,881
    38,100     UST, Inc.                                                                2,217
                                                                                   ----------
                                                                                       49,604
                                                                                   ----------
               Total Consumer Staples                                                 292,276
                                                                                   ----------

               ENERGY (9.7%)
               -------------
               COAL & CONSUMABLE FUELS (0.1%)
    45,000     CONSOL Energy, Inc.                                                      1,446
    65,300     Peabody Energy Corp.                                                     2,639
                                                                                   ----------
                                                                                        4,085
                                                                                   ----------

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                   (continued)

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DECEMBER 31, 2006

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               INTEGRATED OIL & GAS (6.4%)
   543,017     Chevron Corp.                                                       $   39,928
   405,608     ConocoPhillips                                                          29,184
 1,441,200     Exxon Mobil Corp.(g)                                                   110,439
    66,800     Hess Corp.                                                               3,311
    88,520     Marathon Oil Corp.                                                       8,188
    44,600     Murphy Oil Corp.                                                         2,268
   212,100     Occidental Petroleum Corp.                                              10,357
                                                                                   ----------
                                                                                      203,675
                                                                                   ----------
               OIL & GAS DRILLING (0.4%)
    77,000     Nabors Industries Ltd.*                                                  2,293
    34,100     Noble Corp.                                                              2,597
    27,800     Rowan Companies, Inc.                                                      923
    72,200     Transocean, Inc.*                                                        5,840
                                                                                   ----------
                                                                                       11,653
                                                                                   ----------
               OIL & GAS EQUIPMENT & SERVICES (1.3%)
    82,300     Baker Hughes, Inc.                                                       6,144
    77,200     BJ Services Co.                                                          2,263
   252,000     Halliburton Co.                                                          7,825
    43,100     National Oilwell Varco, Inc.*                                            2,637
   291,100     Schlumberger Ltd.                                                       18,386
    49,500     Smith International, Inc.                                                2,033
    87,800     Weatherford International Ltd.*                                          3,669
                                                                                   ----------
                                                                                       42,957
                                                                                   ----------
               OIL & GAS EXPLORATION & PRODUCTION (0.9%)
   113,800     Anadarko Petroleum Corp.                                                 4,953
    81,700     Apache Corp.                                                             5,434
    93,800     Chesapeake Energy Corp.                                                  2,725
   109,200     Devon Energy Corp.                                                       7,325
    59,400     EOG Resources, Inc.                                                      3,709
    89,066     XTO Energy, Inc.                                                         4,191
                                                                                   ----------
                                                                                       28,337
                                                                                   ----------
               OIL & GAS REFINING & MARKETING (0.3%)
    32,200     Sunoco, Inc.                                                             2,008
   151,400     Valero Energy Corp.                                                      7,746
                                                                                   ----------
                                                                                        9,754
                                                                                   ----------
               OIL & GAS STORAGE & TRANSPORTATION (0.3%)
   168,400     El Paso Corp.                                                            2,573
    27,000     Kinder Morgan, Inc.                                                      2,855

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DECEMBER 31, 2006

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
   144,444     Williams Companies, Inc.                                            $    3,773
                                                                                   ----------
                                                                                        9,201
                                                                                   ----------
               Total Energy                                                           309,662
                                                                                   ----------

               FINANCIALS (21.9%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
   61,760      Ameriprise Financial, Inc.                                               3,366
  192,900      Bank of New York Co., Inc.                                               7,594
   20,800      Federated Investors, Inc. "B"                                              703
   40,200      Franklin Resources, Inc.                                                 4,429
   54,600      Janus Capital Group, Inc.                                                1,179
   32,400      Legg Mason, Inc.                                                         3,080
   98,600      Mellon Financial Corp.                                                   4,156
   45,600      Northern Trust Corp.(d)                                                  2,767
   81,700      State Street Corp.                                                       5,510
   65,000      T. Rowe Price Group, Inc.                                                2,845
                                                                                   ----------
                                                                                       35,629
                                                                                   ----------
               CONSUMER FINANCE (1.0%)
  300,100      American Express Co.                                                    18,207
  109,529      Capital One Financial Corp.                                              8,414
  102,900      SLM Corp.                                                                5,019
                                                                                   ----------
                                                                                       31,640
                                                                                   ----------
               DIVERSIFIED BANKS (2.3%)
   41,800      Comerica, Inc.                                                           2,453
  440,900      U.S. Bancorp                                                            15,956
  472,905      Wachovia Corp.                                                          26,932
  828,500      Wells Fargo & Co.                                                       29,461
                                                                                   ----------
                                                                                       74,802
                                                                                   ----------
               INSURANCE BROKERS (0.2%)
   80,400      Aon Corp.                                                                2,842
  133,600      Marsh & McLennan Companies, Inc.                                         4,096
                                                                                   ----------
                                                                                        6,938
                                                                                   ----------
               INVESTMENT BANKING & BROKERAGE (2.7%)
   29,100      Bear Stearns Companies, Inc.                                             4,737
  254,700      Charles Schwab Corp.                                                     4,926
  106,700      E*TRADE Financial Corp.*                                                 2,392
  106,600      Goldman Sachs Group, Inc.                                               21,251
  132,700      Lehman Brothers Holdings, Inc.                                          10,366

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DECEMBER 31, 2006

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
   219,000     Merrill Lynch & Co., Inc.                                           $   20,389
   263,400     Morgan Stanley                                                          21,449
                                                                                   ----------
                                                                                       85,510
                                                                                   ----------
               LIFE & HEALTH INSURANCE (1.2%)
   123,300     AFLAC, Inc.                                                              5,672
    69,371     Lincoln National Corp.                                                   4,606
   185,700     MetLife, Inc.                                                           10,958
    68,800     Principal Financial Group, Inc.                                          4,039
   122,300     Prudential Financial, Inc.                                              10,501
    25,500     Torchmark Corp.                                                          1,626
    81,100     UnumProvident Corp.                                                      1,685
                                                                                   ----------
                                                                                       39,087
                                                                                   ----------
               MULTI-LINE INSURANCE (1.9%)
   640,149     American International Group, Inc.                                      45,873
   109,300     Genworth Financial, Inc. "A"                                             3,739
    74,900     Hartford Financial Services Group, Inc.                                  6,989
   110,100     Loews Corp.                                                              4,566
                                                                                   ----------
                                                                                       61,167
                                                                                   ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (5.3%)
 1,119,747     Bank of America Corp.                                                   59,783
 1,222,000     Citigroup, Inc.(g)                                                      68,066
   860,329     JPMorgan Chase & Co.                                                    41,554
                                                                                   ----------
                                                                                      169,403
                                                                                   ----------
               PROPERTY & CASUALTY INSURANCE (1.4%)
    78,700     ACE Ltd.                                                                 4,767
   158,200     Allstate Corp.                                                          10,300
    25,900     Ambac Financial Group, Inc.                                              2,307
   100,900     Chubb Corp.                                                              5,339
    40,479     Cincinnati Financial Corp.                                               1,834
    34,800     MBIA, Inc.                                                               2,543
   194,000     Progressive Corp.                                                        4,699
    30,900     Safeco Corp.                                                             1,933
   172,107     St. Paul Travelers Companies, Inc.                                       9,240
    42,700     XL Capital Ltd. "A"                                                      3,075
                                                                                   ----------
                                                                                       46,037
                                                                                   ----------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
    45,300     CB Richard Ellis Group, Inc. "A"*                                        1,504
    58,636     Realogy Corp.*                                                           1,778
                                                                                   ----------
                                                                                        3,282
                                                                                   ----------

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DECEMBER 31, 2006

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               REGIONAL BANKS (1.7%)
   131,100     BB&T Corp.                                                          $    5,759
    45,200     Commerce Bancorp, Inc.                                                   1,594
    29,800     Compass Bancshares, Inc.                                                 1,778
   136,000     Fifth Third Bancorp                                                      5,567
    28,700     First Horizon National Corp.                                             1,199
    60,900     Huntington Bancshares, Inc.                                              1,446
    99,900     KeyCorp                                                                  3,799
    20,400     M&T Bank Corp.                                                           2,492
    60,300     Marshall & Ilsley Corp.                                                  2,901
   145,900     National City Corp.                                                      5,334
    71,000     PNC Financial Services Group, Inc.                                       5,257
   182,083     Regions Financial Corp.                                                  6,810
    89,800     SunTrust Banks, Inc.                                                     7,584
    75,900     Synovus Financial Corp.                                                  2,340
    24,700     Zions Bancorp                                                            2,036
                                                                                   ----------
                                                                                       55,896
                                                                                   ----------
               REITs - DIVERSIFIED (0.1%)
    28,900     Vornado Realty Trust                                                     3,511
                                                                                   ----------
               REITs - INDUSTRIAL (0.1%)
    60,800     ProLogis                                                                 3,695
                                                                                   ----------

               REITs - OFFICE (0.2%)
    28,000     Boston Properties, Inc.                                                  3,133
    90,500     Equity Office Properties Trust                                           4,359
                                                                                   ----------
                                                                                        7,492
                                                                                   ----------
               REITs - RESIDENTIAL (0.3%)
    25,200     Apartment Investment & Management Co. "A"                                1,411
    51,000     Archstone-Smith Trust                                                    2,969
    72,100     Equity Residential Properties Trust                                      3,659
                                                                                   ----------
                                                                                        8,039
                                                                                   ----------
               REITs - RETAIL (0.3%)
    50,800     Kimco Realty Corp.                                                       2,284
    56,100     Simon Property Group, Inc.                                               5,682
                                                                                   ----------
                                                                                        7,966
                                                                                   ----------
               REITs - SPECIALIZED (0.1%)
    40,300     Plum Creek Timber Co., Inc.                                              1,606
    25,468     Public Storage, Inc.                                                     2,483
                                                                                   ----------
                                                                                        4,089
                                                                                   ----------

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DECEMBER 31, 2006

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               SPECIALIZED FINANCE (0.4%)
     8,600     Chicago Mercantile Exchange Holdings, Inc.                          $    4,384
    49,700     CIT Group, Inc.                                                          2,772
    59,600     Moody's Corp.                                                            4,116
                                                                                   ----------
                                                                                       11,272
                                                                                   ----------
               THRIFTS & MORTGAGE FINANCE (1.6%)
   149,298     Countrywide Financial Corp.                                              6,338
   240,600     Fannie Mae                                                              14,289
   169,500     Freddie Mac                                                             11,509
    21,600     MGIC Investment Corp.                                                    1,351
    89,198     Sovereign Bancorp, Inc.                                                  2,265
   241,013     Washington Mutual, Inc.                                                 10,963
                                                                                   ----------
                                                                                       46,715
                                                                                   ----------
               Total Financials                                                       702,170
                                                                                   ----------

               HEALTH CARE (11.9%)
               -------------------
               BIOTECHNOLOGY (1.3%)
   290,448     Amgen, Inc.*                                                            19,840
    86,310     Biogen Idec, Inc.*                                                       4,246
    91,600     Celgene Corp.*                                                           5,270
    63,600     Genzyme Corp.*                                                           3,916
   114,132     Gilead Sciences, Inc.*                                                   7,411
    61,800     MedImmune, Inc.*                                                         2,000
                                                                                   ----------
                                                                                       42,683
                                                                                   ----------
               HEALTH CARE DISTRIBUTORS (0.4%)
    47,718     AmerisourceBergen Corp.                                                  2,145
   100,215     Cardinal Health, Inc.                                                    6,457
    75,500     McKesson Corp.                                                           3,828
    33,800     Patterson Companies, Inc.*                                               1,200
                                                                                   ----------
                                                                                       13,630
                                                                                   ----------
               HEALTH CARE EQUIPMENT (1.6%)
   159,500     Baxter International, Inc.                                               7,399
    61,300     Becton, Dickinson & Co.                                                  4,300
    61,200     Biomet, Inc.                                                             2,526
   294,100     Boston Scientific Corp.*                                                 5,053
    25,800     C.R. Bard, Inc.                                                          2,140
    37,460     Hospira, Inc.*                                                           1,258
   284,000     Medtronic, Inc.                                                         15,197
    87,100     St. Jude Medical, Inc.*                                                  3,184

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USAA S&P 500 INDEX FUND
DECEMBER 31, 2006

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
    71,200     Stryker Corp.                                                       $    3,924
    60,000     Zimmer Holdings, Inc.*                                                   4,703
                                                                                   ----------
                                                                                       49,684
                                                                                   ----------
               HEALTH CARE FACILITIES (0.1%)
    60,600     Health Management Associates, Inc. "A"                                   1,279
    18,200     Manor Care, Inc.                                                           854
   114,800     Tenet Healthcare Corp.*                                                    800
                                                                                   ----------
                                                                                        2,933
                                                                                   ----------
               HEALTH CARE SERVICES (0.5%)
   105,500     Caremark Rx, Inc.                                                        6,025
    34,000     Express Scripts, Inc.*                                                   2,434
    30,900     Laboratory Corporation of America Holdings*                              2,270
    72,583     Medco Health Solutions, Inc.*                                            3,879
    39,880     Quest Diagnostics, Inc.                                                  2,114
                                                                                   ----------
                                                                                       16,722
                                                                                   ----------
               HEALTH CARE SUPPLIES (0.0%)(c)
    13,200     Bausch & Lomb, Inc.                                                        687
                                                                                   ----------

               HEALTH CARE TECHNOLOGY (0.1%)
    49,400     IMS Health, Inc.                                                         1,358
                                                                                   ----------

               LIFE SCIENCES TOOLS & SERVICES (0.3%)
    45,500     Applera Corp. - Applied Biosystems Group                                 1,669
    12,000     Millipore Corp.*                                                           799
    31,700     PerkinElmer, Inc.                                                          705
    99,000     Thermo Fisher Scientific, Inc.*                                          4,484
    27,600     Waters Corp.*                                                            1,352
                                                                                   ----------
                                                                                        9,009
                                                                                   ----------
               MANAGED HEALTH CARE (1.4%)
   135,300     Aetna, Inc.                                                              5,842
    27,400     CIGNA Corp.                                                              3,605
    39,480     Coventry Health Care, Inc.*                                              1,976
    39,800     Humana, Inc.*                                                            2,201
   332,000     UnitedHealth Group, Inc.                                                17,838
   153,164     WellPoint, Inc.*                                                        12,053
                                                                                   ----------
                                                                                       43,515
                                                                                   ----------
               PHARMACEUTICALS (6.2%)
   376,700     Abbott Laboratories                                                     18,349
    36,500     Allergan, Inc.                                                           4,370

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DECEMBER 31, 2006

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
    26,400     Barr Pharmaceuticals, Inc.*                                         $    1,323
   486,800     Bristol-Myers Squibb Co.                                                12,813
   244,800     Eli Lilly & Co.                                                         12,754
    80,500     Forest Laboratories, Inc.*                                               4,073
   722,700     Johnson & Johnson                                                       47,713
    63,000     King Pharmaceuticals, Inc.*                                              1,003
   535,400     Merck & Co., Inc.                                                       23,343
    54,600     Mylan Laboratories, Inc.                                                 1,090
 1,803,120     Pfizer, Inc.(g)                                                         46,701
   366,100     Schering-Plough Corp.                                                    8,655
    24,300     Watson Pharmaceuticals, Inc.*                                              633
   330,700     Wyeth                                                                   16,839
                                                                                   ----------
                                                                                      199,659
                                                                                   ----------
               Total Health Care                                                      379,880
                                                                                   ----------

               INDUSTRIALS (10.7%)
               -------------------
               AEROSPACE & DEFENSE (2.4%)
   196,000     Boeing Co.                                                              17,412
    98,600     General Dynamics Corp.                                                   7,331
    29,900     Goodrich Corp.                                                           1,362
   203,300     Honeywell International, Inc.                                            9,197
    29,100     L-3 Communications Holdings, Inc.                                        2,380
    89,300     Lockheed Martin Corp.                                                    8,222
    87,606     Northrop Grumman Corp.                                                   5,931
   110,800     Raytheon Co.                                                             5,850
    40,700     Rockwell Collins, Inc.                                                   2,576
   249,900     United Technologies Corp.                                               15,624
                                                                                   ----------
                                                                                       75,885
                                                                                   ----------
               AIR FREIGHT & LOGISTICS (0.9%)
    75,000     FedEx Corp.                                                              8,146
   267,400     United Parcel Service, Inc. "B"                                         20,050
                                                                                   ----------
                                                                                       28,196
                                                                                   ----------
               AIRLINES (0.1%)
   192,100     Southwest Airlines Co.                                                   2,943
                                                                                   ----------

               BUILDING PRODUCTS (0.1%)
    43,200     American Standard Companies, Inc.                                        1,981
    98,300     Masco Corp.                                                              2,936
                                                                                   ----------
                                                                                        4,917
                                                                                   ----------

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USAA S&P 500 INDEX FUND
DECEMBER 31, 2006

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               COMMERCIAL PRINTING (0.1%)
    53,900     R.R. Donnelley & Sons Co.                                           $    1,916
                                                                                   ----------

               CONSTRUCTION & ENGINEERING (0.0%)(c)
    20,800     Fluor Corp.                                                              1,698
                                                                                   ----------

               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
   162,000     Caterpillar, Inc.                                                        9,935
    12,500     Cummins, Inc.                                                            1,477
    57,100     Deere & Co.                                                              5,429
    61,600     PACCAR, Inc.                                                             3,998
    25,200     Terex Corp.*                                                             1,627
                                                                                   ----------
                                                                                       22,466
                                                                                   ----------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.1%)
    33,900     Cintas Corp.                                                             1,346
    31,400     Equifax, Inc.                                                            1,275
                                                                                   ----------
                                                                                        2,621
                                                                                   ----------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
    41,900     American Power Conversion Corp.                                          1,282
    22,700     Cooper Industries, Inc. "A"                                              2,053
   201,600     Emerson Electric Co.                                                     8,888
    42,900     Rockwell Automation, Inc.                                                2,620
                                                                                   ----------
                                                                                       14,843
                                                                                   ----------
               ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    57,800     Allied Waste Industries, Inc.*                                             710
   133,900     Waste Management, Inc.                                                   4,924
                                                                                   ----------
                                                                                        5,634
                                                                                   ----------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.1%)
    31,000     Monster Worldwide, Inc.*                                                 1,446
    41,600     Robert Half International, Inc.                                          1,544
                                                                                   ----------
                                                                                        2,990
                                                                                   ----------
               INDUSTRIAL CONGLOMERATES (4.0%)
   184,800     3M Co.                                                                  14,402
 2,550,600     General Electric Co.(g)                                                 94,908
    32,200     Textron, Inc.                                                            3,019
   494,800     Tyco International Ltd.                                                 15,042
                                                                                   ----------
                                                                                      127,371
                                                                                   ----------

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                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2006

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               INDUSTRIAL MACHINERY (0.7%)
    58,400     Danaher Corp.                                                       $    4,230
    48,200     Dover Corp.                                                              2,363
    35,900     Eaton Corp.                                                              2,698
   101,700     Illinois Tool Works, Inc.                                                4,697
    79,500     Ingersoll-Rand Co., Ltd. "A"                                             3,111
    45,000     ITT Industries, Inc.                                                     2,557
    28,100     Pall Corp.                                                                 971
    30,000     Parker-Hannifin Corp.                                                    2,306
                                                                                   ----------
                                                                                       22,933
                                                                                   ----------
               OFFICE SERVICES & SUPPLIES (0.1%)
    25,400     Avery Dennison Corp.                                                     1,725
    55,200     Pitney Bowes, Inc.                                                       2,550
                                                                                   ----------
                                                                                        4,275
                                                                                   ----------
               RAILROADS (0.7%)
    91,500     Burlington Northern Santa Fe Corp.                                       6,754
   112,100     CSX Corp.                                                                3,859
   102,100     Norfolk Southern Corp.                                                   5,135
    65,400     Union Pacific Corp.                                                      6,018
                                                                                   ----------
                                                                                       21,766
                                                                                   ----------
               TRADING COMPANIES & DISTRIBUTORS (0.0%)(c)
    20,500     W.W. Grainger, Inc.                                                      1,434
                                                                                   ----------

               TRUCKING (0.0%)(c)
    15,000     Ryder System, Inc.                                                         766
                                                                                   ----------
               Total Industrials                                                      342,654
                                                                                   ----------

               INFORMATION TECHNOLOGY (14.9%)
               ------------------------------
               APPLICATION SOFTWARE (0.4%)
   144,900     Adobe Systems, Inc.*                                                     5,958
    56,600     Autodesk, Inc.*                                                          2,290
    46,600     Citrix Systems, Inc.*                                                    1,261
    91,400     Compuware Corp.*                                                           761
    87,000     Intuit, Inc.*                                                            2,655
                                                                                   ----------
                                                                                       12,925
                                                                                   ----------
               COMMUNICATIONS EQUIPMENT (2.7%)
    31,500     ADC Telecommunications, Inc.*                                              458
   116,472     Avaya, Inc.*                                                             1,628

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USAA S&P 500 INDEX FUND
DECEMBER 31, 2006

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
    21,842     Ciena Corp.*                                                        $      605
 1,505,900     Cisco Systems, Inc.*                                                    41,156
    49,600     Comverse Technology, Inc.*                                               1,047
   387,400     Corning, Inc.*                                                           7,248
    53,925     JDS Uniphase Corp.*                                                        899
   138,800     Juniper Networks, Inc.*                                                  2,629
   605,300     Motorola, Inc.                                                          12,445
   408,000     QUALCOMM, Inc.                                                          15,418
   114,500     Tellabs, Inc.*                                                           1,175
                                                                                   ----------
                                                                                       84,708
                                                                                   ----------
               COMPUTER HARDWARE (3.2%)
   209,300     Apple Computer, Inc.*                                                   17,757
   557,400     Dell, Inc.*                                                             13,985
   676,711     Hewlett-Packard Co.                                                     27,874
   376,000     International Business Machines Corp.                                   36,528
    46,000     NCR Corp.*                                                               1,967
   862,400     Sun Microsystems, Inc.*                                                  4,674
                                                                                   ----------
                                                                                      102,785
                                                                                   ----------
               COMPUTER STORAGE & PERIPHERALS (0.5%)
   567,900     EMC Corp.*                                                               7,496
    24,800     Lexmark International, Inc. "A"*                                         1,815
    90,700     Network Appliance, Inc.*                                                 3,563
    42,200     QLogic Corp.*                                                              925
    55,700     SanDisk Corp.*                                                           2,397
                                                                                   ----------
                                                                                       16,196
                                                                                   ----------
               DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
    29,300     Affiliated Computer Services, Inc. "A"*                                  1,431
   137,300     Automatic Data Processing, Inc.                                          6,762
    42,400     Computer Sciences Corp.*                                                 2,263
    34,300     Convergys Corp.*                                                           816
   127,200     Electronic Data Systems Corp.                                            3,504
    40,200     Fidelity National Information Services, Inc.                             1,612
   189,112     First Data Corp.                                                         4,826
    45,400     Fiserv, Inc.*                                                            2,380
    81,800     Paychex, Inc.                                                            3,234
    31,600     Sabre Holdings Corp. "A"                                                 1,008
   189,112     Western Union Co.                                                        4,240
                                                                                   ----------
                                                                                       32,076
                                                                                   ----------

32

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2006

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.2%)
   103,200     Agilent Technologies, Inc.*                                         $    3,597
    59,300     Symbol Technologies, Inc.                                                  886
    18,700     Tektronix, Inc.                                                            545
                                                                                   ----------
                                                                                        5,028
                                                                                   ----------
               ELECTRONIC MANUFACTURING SERVICES (0.1%)
    44,000     Jabil Circuit, Inc.                                                      1,080
    35,500     Molex, Inc.                                                              1,123
   123,300     Sanmina-SCI Corp.*                                                         425
   233,100     Solectron Corp.*                                                           751
                                                                                   ----------
                                                                                        3,379
                                                                                   ----------
               HOME ENTERTAINMENT SOFTWARE (0.1%)
    74,900     Electronic Arts, Inc.*                                                   3,772
                                                                                   ----------

               INTERNET SOFTWARE & SERVICES (1.3%)
   288,600     eBay, Inc.*                                                              8,678
    52,469     Google, Inc. "A"*                                                       24,161
    60,600     VeriSign, Inc.*                                                          1,458
   307,400     Yahoo!, Inc.*                                                            7,851
                                                                                   ----------
                                                                                       42,148
                                                                                   ----------
               IT CONSULTING & OTHER SERVICES (0.1%)
    34,800     Cognizant Technology Solutions Corp. "A"*                                2,685
    73,600     Unisys Corp.*                                                              577
                                                                                   ----------
                                                                                        3,262
                                                                                   ----------
               OFFICE ELECTRONICS (0.1%)
   236,300     Xerox Corp.*                                                             4,005
                                                                                   ----------

               SEMICONDUCTOR EQUIPMENT (0.3%)
   343,100     Applied Materials, Inc.                                                  6,330
    48,500     KLA-Tencor Corp.                                                         2,413
    34,000     Novellus Systems, Inc.*                                                  1,170
    48,300     Teradyne, Inc.*                                                            723
                                                                                   ----------
                                                                                       10,636
                                                                                   ----------
               SEMICONDUCTORS (2.1%)
   120,900     Advanced Micro Devices, Inc.*                                            2,460
    88,800     Altera Corp.*                                                            1,748
    87,200     Analog Devices, Inc.                                                     2,866
   114,350     Broadcom Corp. "A"*                                                      3,695

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2006

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
 1,425,100     Intel Corp.                                                         $   28,858
    75,200     Linear Technology Corp.                                                  2,280
    95,900     LSI Logic Corp.*                                                           863
    79,200     Maxim Integrated Products, Inc.                                          2,425
   177,300     Micron Technology, Inc.*                                                 2,475
    73,500     National Semiconductor Corp.                                             1,668
    88,400     NVIDIA Corp.*                                                            3,272
    56,000     PMC-Sierra, Inc.*                                                          376
   378,600     Texas Instruments, Inc.                                                 10,904
    84,000     Xilinx, Inc.                                                             2,000
                                                                                   ----------
                                                                                       65,890
                                                                                   ----------
               SYSTEMS SOFTWARE (2.8%)
    51,300     BMC Software, Inc.*                                                      1,652
   112,500     CA, Inc.                                                                 2,548
 2,137,610     Microsoft Corp.                                                         63,829
    84,500     Novell, Inc.*                                                              524
   992,300     Oracle Corp.*                                                           17,008
   231,789     Symantec Corp.*                                                          4,833
                                                                                   ----------
                                                                                       90,394
                                                                                   ----------
               Total Information Technology                                           477,204
                                                                                   ----------
               MATERIALS (2.9%)
               ----------------
               ALUMINUM (0.2%)
   214,200     Alcoa, Inc.                                                              6,428
                                                                                   ----------
               CONSTRUCTION MATERIALS (0.1%)
    24,800     Vulcan Materials Co.                                                     2,229
                                                                                   ----------
               DIVERSIFIED CHEMICALS (0.8%)
    17,000     Ashland, Inc.                                                            1,176
   239,200     Dow Chemical Co.                                                         9,554
   225,500     E.I. du Pont de Nemours & Co.                                           10,984
    19,300     Eastman Chemical Co.                                                     1,145
    24,800     Hercules, Inc.*                                                            479
    39,800     PPG Industries, Inc.                                                     2,555
                                                                                   ----------
                                                                                       25,893
                                                                                   ----------
               DIVERSIFIED METALS & MINING (0.2%)
    49,900     Phelps Dodge Corp.                                                       5,974
                                                                                   ----------

34

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2006

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
   132,822     Monsanto Co.                                                        $    6,977
                                                                                   ----------

               FOREST PRODUCTS (0.1%)
    61,500     Weyerhaeuser Co.                                                         4,345
                                                                                   ----------

               GOLD (0.2%)
    49,600     Freeport-McMoRan Copper & Gold, Inc. "B"                                 2,764
   112,800     Newmont Mining Corp.                                                     5,093
                                                                                   ----------
                                                                                        7,857
                                                                                   ----------
               INDUSTRIAL GASES (0.3%)
    52,900     Air Products & Chemicals, Inc.                                           3,718
    78,800     Praxair, Inc.                                                            4,675
                                                                                   ----------
                                                                                        8,393
                                                                                   ----------
               METAL & GLASS CONTAINERS (0.1%)
    27,000     Ball Corp.                                                               1,177
    32,800     Pactiv Corp.*                                                            1,171
                                                                                   ----------
                                                                                        2,348
                                                                                   ----------
               PAPER PACKAGING (0.1%)
    23,800     Bemis Co., Inc.                                                            809
    20,600     Sealed Air Corp.                                                         1,337
    28,700     Temple-Inland, Inc.                                                      1,321
                                                                                   ----------
                                                                                        3,467
                                                                                   ----------
               PAPER PRODUCTS (0.1%)
   115,520     International Paper Co.                                                  3,939
    40,311     MeadWestVaco Corp.                                                       1,212
                                                                                   ----------
                                                                                        5,151
                                                                                   ----------
               SPECIALTY CHEMICALS (0.2%)
    45,600     Ecolab, Inc.                                                             2,061
    20,500     International Flavors & Fragrances, Inc.                                 1,008
    36,000     Rohm & Haas Co.                                                          1,840
    16,800     Sigma-Aldrich Corp.                                                      1,306
                                                                                   ----------
                                                                                        6,215
                                                                                   ----------
               STEEL (0.3%)
    25,500     Allegheny Technologies, Inc.                                             2,312
    76,200     Nucor Corp.                                                              4,165

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2006

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
    30,100     United States Steel Corp.                                           $    2,202
                                                                                   ----------
                                                                                        8,679
                                                                                   ----------
               Total Materials                                                         93,956
                                                                                   ----------
               TELECOMMUNICATION SERVICES (3.5%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (2.9%)
   959,766     AT&T, Inc.                                                              34,312
   446,400     BellSouth Corp.                                                         21,030
    28,700     CenturyTel, Inc.                                                         1,253
    79,300     Citizens Communications Co.                                              1,140
    36,421     Embarq Corp.                                                             1,914
   390,800     Qwest Communications International, Inc.*                                3,271
   716,360     Verizon Communications, Inc.                                            26,677
   116,031     Windstream Corp.                                                         1,650
                                                                                   ----------
                                                                                       91,247
                                                                                   ----------
               WIRELESS TELECOMMUNICATION SERVICES (0.6%)
    97,500     ALLTEL Corp.                                                             5,897
   715,339     Sprint Nextel Corp.                                                     13,513
                                                                                   ----------
                                                                                       19,410
                                                                                   ----------
               Total Telecommunication Services                                       110,657
                                                                                   ----------
               UTILITIES (3.5%)
               ----------------
               ELECTRIC UTILITIES (1.5%)
    38,900     Allegheny Energy, Inc.*                                                  1,786
    97,000     American Electric Power Co., Inc.                                        4,130
    79,800     Edison International                                                     3,629
    51,200     Entergy Corp.                                                            4,727
   167,600     Exelon Corp.                                                            10,373
    80,750     FirstEnergy Corp.                                                        4,869
    97,100     FPL Group, Inc.                                                          5,284
    24,700     Pinnacle West Capital Corp.                                              1,252
    93,100     PPL Corp.                                                                3,337
    62,100     Progress Energy, Inc.                                                    3,048
   187,100     Southern Co.                                                             6,896
                                                                                   ----------
                                                                                       49,331
                                                                                   ----------
               GAS UTILITIES (0.1%)
    12,400     NICOR, Inc.                                                                580
     6,166     Peoples Energy Corp.                                                       275

36

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2006

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
    21,200     Questar Corp.                                                       $    1,761
                                                                                   ----------
                                                                                        2,616
                                                                                   ----------

               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
   165,900     AES Corp.*                                                               3,657
    43,500     Constellation Energy Group, Inc.                                         2,996
   101,021     Dynegy, Inc. "A"*                                                          731
   115,300     TXU Corp.                                                                6,250
                                                                                   ----------
                                                                                       13,634
                                                                                   ----------
               MULTI-UTILITIES (1.5%)
    49,400     Ameren Corp.                                                             2,654
    82,400     CenterPoint Energy, Inc.                                                 1,366
    54,800     CMS Energy Corp.*                                                          915
    60,400     Consolidated Edison, Inc.                                                2,903
    88,800     Dominion Resources, Inc.                                                 7,445
    40,400     DTE Energy Co.                                                           1,956
   306,680     Duke Energy Corp.                                                       10,185
    46,400     Keyspan Corp.                                                            1,911
    65,600     NiSource, Inc.                                                           1,581
    88,700     PG&E Corp.                                                               4,198
    63,900     Public Service Enterprise Group, Inc.                                    4,242
    67,100     Sempra Energy                                                            3,760
    51,000     TECO Energy, Inc.                                                          879
    99,900     Xcel Energy, Inc.                                                        2,304
                                                                                   ----------
                                                                                       46,299
                                                                                   ----------
               Total Utilities                                                        111,880
                                                                                   ----------
               Total Common Stocks (cost: $2,371,168)                               3,156,694
                                                                                   ----------

               MONEY MARKET INSTRUMENTS (1.2%)

               MONEY MARKET FUND (1.1%)
35,681,495     Northern Institutional Funds - Diversified
                  Assets Portfolio, 5.02%(a),(e)                                       35,681
                                                                                   ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
               OTHER (0.1%)
    $3,350     U.S. Treasury Bill, 4.89%, 2/22/2007(b),(f)                              3,327
                                                                                   ----------
               Total Money Market Instruments (cost: $39,008)                          39,008
                                                                                   ----------
               TOTAL INVESTMENTS (COST: $2,410,176)                                $3,195,702
                                                                                   ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA S&P 500 INDEX FUND
DECEMBER 31, 2006

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Rate represents the money market fund annualized seven-day yield at December 31, 2006.

         (b) Rate represents an annualized yield at time of purchase, not a coupon rate.

         (c) Represents less than 0.1% of net assets.

         (d) Northern Trust Corp. is the parent of Northern Trust Investments, N.A. (NTI), which is the subadviser of the Fund.

         (e) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

         (f) Security with a value of $3,327,000 is segregated as collateral for initial margin requirements on open futures contracts.

         (g) Security, or a portion thereof, is segregated to cover the value of open futures contracts at December 31, 2006, as shown in the following table:

                                                                                     UNREALIZED
   TYPE OF FUTURE            EXPIRATION      CONTRACTS    POSITION      VALUE       APPRECIATION
------------------------------------------------------------------------------------------------
S&P 500 Index Futures      March 15, 2007       122         Long     $43,566,000       $27,000

         *   Non-income-producing security for the year ended December 31, 2006.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2006

ASSETS
   Investments in securities, at market value (identified cost of $2,410,176)   $3,195,702
   Receivables:
      Capital shares sold                                                            3,811
      USAA Investment Management Company (Note 6D)                                      60
      Dividends and interest                                                         4,425
      Securities sold                                                                  513
      Other                                                                              5
                                                                                ----------
         Total assets                                                            3,204,516
                                                                                ----------
LIABILITIES
   Payables:
      Capital shares redeemed                                                        3,011
   Variation margin on futures contracts                                               263
   Accrued management fees                                                             271
   Accrued administration and servicing fees                                            11
   Accrued transfer agent's fees                                                        25
   Other accrued expenses and payables                                                 111
                                                                                ----------
         Total liabilities                                                           3,692
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $3,200,824
                                                                                ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $2,692,128
   Accumulated undistributed net investment income                                     241
   Accumulated net realized loss on investments and futures transactions          (277,098)
   Net unrealized appreciation of investments and futures contracts                785,553
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $3,200,824
                                                                                ==========
   Net asset value, redemption price, and offering price per share:
      Member Shares (net assets of $2,248,677/105,847 shares
         outstanding; unlimited number of shares authorized, no par value)      $    21.24
                                                                                ==========
      Reward Shares (net assets of $952,147/44,812 shares outstanding;
         unlimited number of shares authorized, no par value)                   $    21.25
                                                                                ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA S&P 500 INDEX FUND
YEAR ENDED DECEMBER 31, 2006

INVESTMENT INCOME
   Dividends                                                                       $ 55,577
   Interest                                                                             941
                                                                                   --------
         Total income                                                                56,518
                                                                                   --------
EXPENSES
   Management fees                                                                    2,938
   Administration and servicing fees                                                  1,763
   Transfer agent fees:
      Member Shares                                                                   2,964
      Reward Shares                                                                     137
   Custody and accounting fees:
      Member Shares                                                                      13
      Reward Shares                                                                       4
   Postage:
      Member Shares                                                                     536
      Reward Shares                                                                      31
   Shareholder reporting fees:
      Member Shares                                                                     154
      Reward Shares                                                                      27
   Registration:
      Member Shares                                                                      68
      Reward Shares                                                                      45
   Trustees' fees                                                                         7
   Professional fees                                                                    139
   Other                                                                                 82
                                                                                   --------
         Total expenses                                                               8,908
   Expenses paid indirectly:
      Member Shares                                                                     (20)
      Reward Shares                                                                      (2)
   Expenses reimbursed:
      Member Shares                                                                  (3,219)
      Reward Shares                                                                    (831)
                                                                                   --------
         Net expenses                                                                 4,836
                                                                                   --------
NET INVESTMENT INCOME                                                                51,682
                                                                                   --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain (loss) on:
      Investments                                                                   (19,140)
      Futures transactions                                                            2,154
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                   397,150
      Futures contracts                                                                 291
                                                                                   --------
         Net realized and unrealized gain on investments and futures contracts      380,455
                                                                                   --------
Increase in net assets resulting from operations                                   $432,137
                                                                                   ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA S&P 500 INDEX FUND
YEARS ENDED DECEMBER 31,


FROM OPERATIONS                                                       2006         2005
                                                                -----------------------

   Net investment income                                        $   51,682   $   46,356
   Net realized loss on investments                                (19,140)     (23,203)
   Net realized gain on futures transactions                         2,154        2,325
   Change in net unrealized appreciation/depreciation
      of investments                                               397,150      103,758
   Change in net unrealized appreciation/depreciation
      of futures contracts                                             291       (1,097)
                                                                -----------------------
      Increase in net assets resulting from operations             432,137      128,139
                                                                -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Member Shares                                                (37,277)     (37,481)
      Reward Shares                                                (14,323)      (8,798)
                                                                -----------------------
         Total distributions of net investment income              (51,600)     (46,279)
                                                                -----------------------
   Net increase in net assets from capital
      share transactions (Note 5)                                   20,720        8,600
                                                                -----------------------
   Capital contribution from USAA Transfer Agency Company                -            2
                                                                -----------------------
   Net increase in net assets                                      401,257       90,462

NET ASSETS
   Beginning of year                                             2,799,567    2,709,105
                                                                -----------------------
   End of year                                                  $3,200,824   $2,799,567
                                                                =======================
Accumulated undistributed net investment income
   End of year                                                  $      241   $      159
                                                                =======================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA S&P 500 INDEX FUND
DECEMBER 31, 2006

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this annual report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the S&P 500 Index. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, N.A. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the S&P 500 Index.

         The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2006

                 or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

              3. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              4. Repurchase agreements are valued at cost, which approximates market value.

              5. Futures contracts are valued at the last quoted sales price.

              6. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
December 31, 2006

                 an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

           C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has

44

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           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2006

              passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended December 31, 2006, these bank credits reduced the expenses of the Member Shares and Reward Shares by $20,000 and $2,000, respectively.

           F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2006

         to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million loan agreement.

         For the year ended December 31, 2006, the Fund paid CAPCO facility fees of $6,000, which represents 8.4% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended December 31, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         The tax character of distributions paid during the years ended December 31, 2006, and 2005, was as follows:

                                              2006                 2005
                                          ---------------------------------
Ordinary income*                          $51,600,000           $46,279,000

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

46

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           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
December 31, 2006

         As of December 31, 2006, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                            $     241,000
         Accumulated capital and other losses                      (264,909,000)
         Unrealized appreciation of investments                     773,365,000

         The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales and the mark-to-market of open futures contracts.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2006, the Fund had a current post-October loss of $10,095,000 and capital loss carryovers of $254,814,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2009 and 2014, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

                   CAPITAL LOSS CARRYOVERS
         ------------------------------------------
           EXPIRES                        BALANCE
         ----------                    ------------
           2009                        $  7,792,000
           2010                         216,747,000
           2011                             344,000
           2012                           1,474,000
           2013                          17,856,000
           2014                          10,601,000
                                       ------------
                           Total       $254,814,000
                                       ============

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           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2006

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for year ended December 31, 2006, were $118,572,000 and $107,685,000, respectively.

         As of December 31, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was $2,422,337,000.

         Gross unrealized appreciation and depreciation of investments as of December 31, 2006, for federal income tax purposes, were $957,491,000 and $184,126,000, respectively, resulting in net unrealized appreciation of $773,365,000.

(5) CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

         At December 31, 2006, there was an unlimited number of shares of capital stock at no par value authorized for the Fund.

         Capital share transactions were as follows, in thousands:

                                                                     YEAR ENDED                YEAR ENDED
                                                                     12/31/2006                12/31/2005
                                                             -------------------------------------------------
                                                              SHARES         AMOUNT      SHARES         AMOUNT
                                                             -------------------------------------------------
MEMBER SHARES:
   Shares sold                                                19,478      $ 383,169      19,910      $ 359,392
   Shares issued from reinvested dividends                     1,809         36,027       1,982         36,002
   Shares redeemed                                           (38,063)      (747,427)    (22,162)      (401,700)
                                                             -------------------------------------------------
   Net increase (decrease) from capital share transactions   (16,776)     $(328,231)       (270)     $  (6,306)
                                                             =================================================
REWARD SHARES:
   Shares sold                                                24,130      $ 475,683       7,019      $ 127,242
   Shares issued from reinvested dividends                       680         13,589         455          8,267
   Shares redeemed                                            (7,112)      (140,321)     (6,702)      (120,603)
                                                             -------------------------------------------------
   Net increase from capital share transactions               17,698      $ 348,951         772      $  14,906
                                                             =================================================

48

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           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2006

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory
              Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees.
              The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2006, the Fund incurred management fees, paid or payable to the Manager, of $2,938,000.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with NTI, under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee in an annual amount of 0.02% of the Fund's average daily net assets on amounts up to $1.5 billion; 0.01% of the Fund's average daily net assets for the next $1.5 billion; and 0.005% of the Fund's average daily net assets that exceed $3 billion. For the year ended December 31, 2006, the Manager incurred subadvisory fees, paid or payable to NTI, of $442,000.

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           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2006

              NTI is an affiliate of The Northern Trust Company, the Fund's custodian and accounting agent.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.06% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,763,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the year ended December 31, 2006, the Fund reimbursed the Manager $73,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Member Shares and the Reward Shares to 0.19% and 0.09%, respectively, of their annual average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of those amounts. This agreement may be modified or terminated at any time. For the year ended December 31, 2006, the Fund incurred reimbursable expenses from the Manager for the Member Shares and the Reward Shares of $3,197,000 and $825,000, respectively, of which $60,000 in total was receivable from the Manager.

              In addition, NTI has contractually agreed to reimburse the Fund for all license fees paid by the Fund to Standard & Poor's, in

50

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           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2006

              amounts not exceeding the annual rate of 0.001% of the average daily net assets of the Fund. For the year ended December 31, 2006, the Fund incurred reimbursable expenses from NTI for the Member Shares and the Reward Shares of $22,000 and $6,000, respectively.

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $20 per shareholder account plus out of pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended December 31, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS for the Member Shares and Reward Shares, of $2,964,000 and $137,000, respectively.

           F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

           G. ACCOUNT MAINTENANCE FEE - SAS assesses a $10 annual account maintenance fee to allocate part of the fixed cost of maintaining shareholder accounts. This fee is charged directly to the shareholders' accounts and does not impact the Fund. The fee is waived on accounts with balances of $10,000 or more.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

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           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2006

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Manager has recently begun to evaluate the application of FIN 48 to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

              On December 22, 2006, the Securities and Exchange Commission granted a six-month delay in the application of FIN 48 for mutual funds. In accordance with this extension, the Fund would implement FIN 48 no later than June 29, 2007 (the last business day of the semiannual reporting period).

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006,

52

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2006

              the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2006

(9) FINANCIAL HIGHLIGHTS - MEMBER SHARES
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                        YEAR ENDED DECEMBER 31,
                                            -------------------------------------------------------------------------------
                                                  2006           2005           2004                2003               2002
                                            -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value at beginning of period      $    18.70     $    18.15     $    16.70          $    13.22         $    17.26
                                            -------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                           .35            .30            .29                 .21                .21
   Net realized and unrealized
      gain (loss) on investments
      and futures transactions                    2.53            .55           1.45                3.48              (4.04)
                                            -------------------------------------------------------------------------------
Total from investment operations                  2.88            .85           1.74                3.69              (3.83)
                                            -------------------------------------------------------------------------------
Less distributions from:
   Net investment income                          (.34)          (.30)          (.29)               (.21)              (.21)
                                            -------------------------------------------------------------------------------
Net asset value at end of period            $    21.24     $    18.70     $    18.15          $    16.70         $    13.22
                                            ===============================================================================
Total return (%)*                                15.54           4.77          10.51               28.15             (22.25)
SUPPLEMENTAL DATA AND RATIOS
Net assets at end of period (000)           $2,248,677     $2,292,568     $2,230,916          $1,971,339         $1,419,537
Ratios to average net assets:**
   Expenses (%)(f)                                 .19(a)         .19(a)         .30(a),(b)          .33(b),(c)         .23(c),(d)
   Expenses, excluding
      reimbursements (%)(f)                        .34            .33            .33                 .36                .32
   Net investment income (%)                      1.73           1.68           1.71                1.47               1.33
Portfolio turnover (%)                            3.68           6.13           3.02                 .70                  9(e)

  * Assumes reinvestment of all net investment income distributions during the period; does not reflect $10 annual account maintenance fee.
 ** For the year ended December 31, 2006, average net assets were $2,190,679,000.
(a) Effective October 1, 2004, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.19% of their annual average net assets.
(b) Effective May 1, 2003, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.35% of their annual average net assets through September 30, 2004.
(c) Effective May 1, 2002, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.27% of their annual average net assets through April 30, 2003.
(d) Effective August 13, 2001, the Manager voluntarily agreed to reimburse the Fund for expenses in excess of 0.18% of its annual average net assets through April 30, 2002.
(e)  Excludes in-kind redemptions.
(f) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

54

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2006

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - REWARD SHARES
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                                          PERIOD ENDED
                                                               YEAR ENDED DECEMBER 31,                    DECEMBER 31,
                                            --------------------------------------------------------------------------
                                                2006           2005          2004                2003             2002*
                                            --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value at beginning of period      $  18.70       $  18.15      $  16.70            $  13.22         $  16.35
                                            --------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                         .36            .32           .32                 .23              .21(a)
   Net realized and unrealized gain (loss)
      on investments and futures
      transactions                              2.55            .55          1.44                3.49            (3.16)(a)
                                            --------------------------------------------------------------------------
Total from investment operations                2.91            .87          1.76                3.72            (2.95)(a)
                                            --------------------------------------------------------------------------
Less distributions from:
   Net investment income                        (.36)          (.32)         (.31)               (.24)            (.18)
                                            --------------------------------------------------------------------------
Net asset value at end of period            $  21.25       $  18.70      $  18.15            $  16.70         $  13.22
                                            ==========================================================================
Total return (%)**                             15.71           4.86         10.67               28.36           (18.06)
SUPPLEMENTAL DATA AND RATIOS
Net assets at end of period (000)           $952,147       $506,999      $478,189            $383,709         $245,675
Ratios to average net assets:***
   Expenses (%)(f)                               .09(c)         .09(c)        .15(c),(d)          .17(d)           .17(b),(d)
   Expenses, excluding
      reimbursements (%)(f)                      .20            .19           .19                 .22              .23(b)
   Net investment income (%)                    1.85           1.78          1.88                1.62             1.54(b)
Portfolio turnover (%)                          3.68           6.13          3.02                 .70                9(e)

  *  Reward Shares were initiated on May 1, 2002.
 ** Assumes reinvestment of all net investment income distributions during the period. Total returns for periods of less than one year are not annualized. The return for the period ended December 31, 2002, is cumulative.
***  For the year ended December 31, 2006, average net assets were $748,809,000.
(a)  Calculated using average shares for the period ended December 31, 2002.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Effective October 1, 2004, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.09% of their average annual net assets.
(d) Effective May 1, 2002, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.17% of their average annual net assets through September 30, 2004.
(e)  Excludes in-kind redemptions.
(f) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2006

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as account maintenance fees, wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2006, through December 31, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

         Actual expenses in the table on the next page do not reflect the effect of the annual $10.00 account maintenance fee that is assessed on accounts with balances of less than $10,000, at a rate of $2.50 per quarter. To include the effect of this fee on the expenses that you paid, add $5.00 ($2.50 for two quarters) to your calculated estimated expenses. If you are currently assessed this fee, your ending account value reflects the quarterly deduction from your account.

56

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA S&P 500 INDEX FUND
December 31, 2006

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as account maintenance fees, wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                          EXPENSES PAID
                                   BEGINNING            ENDING            DURING PERIOD*
                                 ACCOUNT VALUE       ACCOUNT VALUE        JULY 1, 2006 -
                                  JULY 1, 2006     DECEMBER 31, 2006     DECEMBER 31, 2006
                                 ---------------------------------------------------------
         MEMBER SHARES
         Actual                    $1,000.00           $1,125.90              $1.02
         Hypothetical
           (5% return before
           expenses)                1,000.00            1,024.25               0.97

         REWARD SHARES
         Actual                     1,000.00            1,127.00               0.48
         Hypothetical
           (5% return before
           expenses)                1,000.00            1,024.75               0.46

         *Expenses are equal to the Fund's annualized expense ratio of 0.19% for Member Shares and 0.09% for Reward Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's actual ending account values are based on its actual total returns of 12.59% for Member Shares and 12.70% for Rewared Shares for the six-month period of July 1, 2006, through December 31, 2006.

 T R U S T E E S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

              The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates.
              The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

              Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 39 individual funds as of December 31, 2006. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the funds' Trustees, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

58

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

              CHRISTOPHER W. CLAUS (2,4)
              Trustee
              Born: December 1960
              Year of Election or Appointment: 2001

              President, Chief Executive Officer, Trustee, and Chairman of the Board of Trustees, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service, IMCO (7/00-2/01). Mr. Claus serves as President, Trustee, and Vice Chairman of the Board of Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services (SAS).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN (3,4,5,6)
              Trustee
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              ROBERT L. MASON, PH.D. (3,4,5,6)
              Trustee
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR (3,4,5,6)
              Trustee
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              RICHARD A. ZUCKER (2,3,4,5,6)
              Trustee and Chairman of the Board of Trustees
              Born: July 1943
              Year of Election or Appointment: 1992(+)

              Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (+) MR. ZUCKER WAS ELECTED AS CHAIRMAN OF THE BOARD IN 2005.

60

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION
INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02).

              RONALD B. SWEET
              Vice President
              Born: November 1962
              Year of Appointment: 2006

              Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (97-6/06).

              MARK S. HOWARD
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President, Life/IMCO/USAA Financial Planning Services
              (FPS) General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, USAA Financial Advisers, Inc. (FAI), FPS, and SAS.

              (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                  INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              DEBRA K. DUNN
              Treasurer
              Born: August 1969
              Year of Appointment: 2005

              Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02); Financial Business Analyst, Strategic Financial Analysis, IMCO (3/00-1/01). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI.

              ROBERTO GALINDO, JR.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01).

              JEFFREY D. HILL
              Chief Compliance Officer
              Born: December 1967
              Year of Appointment: 2004

              Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01).

62

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

                                                                              63

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

64

 N O T E S
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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    The Northern Trust Company
            ACCOUNTING AGENT    50 S. LaSalle St.
                                Chicago, lllinois 60675

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING
(800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

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               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

29237-0207                                   (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors/Trustees of USAA Mutual Fund, Inc. and USAA Investment Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. On September 14, 2005, the Board of Directors/Trustees of USAA Mutual Fund, Inc. and USAA Investment Trust approved a revised Sarbanes Code applicable to the Funds' senior financial officers. There were no substantive changes to the ethical duties or responsibilities of the Funds' senior financial officers. The changes to the Sarbanes Code were necessary because of the change of the Funds' Chairman of the Board to an independent director. The revised Sarbanes Code clarifies that the same USAA personnel continue to receive reports of all violations of the Sarbanes Code and are required to approve outside employment and certain financial interests in transactions. Under the revised Sarbanes Code, the Funds' Board of Trustees continues to receive the same notifications, reports and has the same power that it had before under the original Sarbanes Code. On September 13, 2006, the Board of Trustees of USAA Mutual Funds Trust approved a revised Sarbanes Code reflecting shareholders' approval of a reorganization of the USAA Funds into one legal entity, USAA Mutual Funds Trust. A copy of the revised Sarbanes Code is attached as an Exhibit to this Form N-CSR. The only change was to reflect the name change of the new legal entity after the reorganization.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code or the revised Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. had been designated as the audit committee financial expert for USAA Mutual Fund, Inc. and USAA Investment Trust. Dr. Starks resigned from the Board of Directors/Trustees effective May 22, 2006, and the Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the Audit Committee Financial Expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust consists of 39 funds in all. Only 4 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2006 and 2005 were $118,280 and $88,900, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2006 and 2005 were $55,000 and $50,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

----------------------------------------------------------------------------------------------
               Review of Federal,
               State and City        Passive     Quarterly
               Income and tax        Foreign     Diversification
               returns and excise   Investment   Review under      Excise Tax
               tax calculations      Company     Subchapter M      Assistance          TOTAL
----------------------------------------------------------------------------------------------
FYE 12-31-2006     $ 2,708            $    0       $   670           $     0          $  3,378
FYE 12-31-2005     $25,075            $    0       $ 1,243           $ 2,276          $ 28,594
----------------------------------------------------------------------------------------------
TOTAL              $27,783            $    0       $ 1,913           $ 2,276          $ 31,972
----------------------------------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2006 and 2005.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for December 31, 2006 and 2005 were $92,938 and $140,594, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2006 and 2005 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.


                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------


                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2006

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/23/2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/27/2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    02/26/2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.